Estimated Fair Value of Options and Warrants Determined Using Black-Scholes Option Valuation Model with Weighted-Average Assumptions (Detail) - USD ($)			12 Months Ended
	Feb. 06, 2015	Sep. 26, 2014	May. 31, 2015	May. 31, 2014
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Risk free rate, minimum			0.73%	0.52%
Risk free rate, maximum			1.10%	1.85%
Dividend yield			$ 0	$ 0
Volatility, minimum			74.36%	78.73%
Volatility, maximum			81.16%	92.92%
Expected term	5 years	5 years
Minimum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Expected term			2 years 6 months	2 years 6 months
Grant-date fair value			$ 0.33	$ 0.40
Maximum
Share Based Compensation Arrangements By Share Based Payment Award Options [Line Items]
Grant-date fair value			$ 0.60	$ 0.67